Goodwill and intangible assets - The sensitivity of the value in use to key judgements in the calculations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Carrying value	£ 7,948	£ 8,119
Discount rate
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	Discount rate: The discount rate should reflect the market risk free rate adjusted for the inherent risks of the business it is applied to. Management have identified discount rates for comparable businesses and consider these to be a reasonable estimate of a suitable market rate for the profile of the business unit being tested. The risk that these discount rates may not be appropriate is quantified below and show the impact of a 100 bps change in the discount rate.
Terminal growth rate
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	Terminal growth rate: The terminal growth rate is used to estimate the cash flows into perpetuity based on the expected longevity of the CGU’s businesses. The terminal growth rate is sensitive to uncertainties in the macroeconomic environment. The risk that using inflation data may not be appropriate for its determination is quantified below and shows the impact of 100 bps change in the terminal value.
Cashflows
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	Cash flows: The medium term plans used to determine the cash flows used in the VIU calculation rely on macroeconomic forecasts, including interest rates, GDP and unemployment, and forecast levels of market and client activity. Interest rate assumptions impact planned cash flows from both customer income and structural hedge contributions and therefore cash flow expectations are highly sensitive to movements in the yield curve. The cash flows also contain assumptions with regards to the prudential and financial conduct regulatory environment which may be subject to change. Given the current level of economic uncertainty, a 10% reduction in cash flows has been provided to show the sensitivity of the outcome to a change in these key assumptions.
Barclays UK [member]
Disclosure of information for cash-generating units [line items]
Carrying value	£ 10,981
Value in use	11,844
Value in use exceeding carrying value	£ 863	4,551
Barclays UK [member] | Discount rate
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	100 bps increase in the discount rate
Barclays UK [member] | Terminal growth rate
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	100 bps decrease in terminal growth rate
Barclays UK [member] | Cashflows
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	10% reduction in forecasted cash flows
Personal Banking | Barclays UK [member]
Disclosure of information for cash-generating units [line items]
Carrying value	£ 8,809
Value in use	8,932
Value in use exceeding carrying value	£ 123	2,570
Discount rate	13.51%
Terminal growth rate	2.00%
Personal Banking | Barclays UK [member] | Discount rate
Disclosure of information for cash-generating units [line items]
Value in use exceeding carrying value	£ (893)
Change required to reduce headroom to zero	0.001
Personal Banking | Barclays UK [member] | Terminal growth rate
Disclosure of information for cash-generating units [line items]
Value in use exceeding carrying value	£ (623)
Change required to reduce headroom to zero	(0.002)
Personal Banking | Barclays UK [member] | Cashflows
Disclosure of information for cash-generating units [line items]
Value in use exceeding carrying value	£ (972)
Change required to reduce headroom to zero	(0.013)
Business Banking | Barclays UK [member]
Disclosure of information for cash-generating units [line items]
Carrying value	£ 2,172
Value in use	2,912
Value in use exceeding carrying value	£ 740	£ 1,981
Discount rate	13.81%
Terminal growth rate	2.00%
Business Banking | Barclays UK [member] | Discount rate
Disclosure of information for cash-generating units [line items]
Value in use exceeding carrying value	£ (205)
Change required to reduce headroom to zero	0.046
Business Banking | Barclays UK [member] | Terminal growth rate
Disclosure of information for cash-generating units [line items]
Value in use exceeding carrying value	£ (128)
Change required to reduce headroom to zero	(0.097)
Business Banking | Barclays UK [member] | Cashflows
Disclosure of information for cash-generating units [line items]
Value in use exceeding carrying value	£ (206)
Change required to reduce headroom to zero	(0.359)